Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 13,924	¥ 14,255
Accumulated benefit obligations	13,718	14,002
Fair value of plan assets	¥ 7,653	¥ 7,096